Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses/(benefit)
General and administrative	$ 30,116	$ 47,163	$ 50,560
Total operating expenses/(benefit)	224,954	325,994	228,722
Operating profit/(loss)	99,981	90,481	130,853
Income before income tax expense	148,392	122,606	168,653
Net income	84,332	108,834	144,947
Other comprehensive income/(loss)	(60,466)	68,028	(66,321)
Comprehensive income/(loss)	23,866	176,862	78,622
Changyou.com Limited [Member]
Operating expenses/(benefit)
General and administrative	(5,526)	18,900	11,937
Total operating expenses/(benefit)	(5,526)	18,900	11,937
Operating profit/(loss)	5,526	(18,900)	(11,937)
Share of profit of subsidiaries and variable interest entities	87,043	127,712	149,183
Interest income /(expense), net	(8,237)	22	(2,299)
Other non-operating income	0	0	10,000
Income before income tax expense	84,332	108,834	144,947
Net income	84,332	108,834	144,947
Other comprehensive income/(loss)	(60,466)	68,028	(66,325)
Comprehensive income/(loss)	$ 23,866	$ 176,862	$ 78,622